Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(23)	Quarterly Financial Data (Unaudited)

Selected quarterly results of oeprations for the four quarters ended December 31 are as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	(In Thousands, except per share data)
	2011				2010				2009
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$17,959	18,295	18,181	17,915	18,376	18,919	19,669	19,216	19,781	20,516	20,395	20,401

Net interest income	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492	12,635	12,914	12,363	12,386

Provision for loan losses	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106	3,303	1,164	1,297	2,064

Earnings before income taxes	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223	2,908	5,172	5,369	5,298

Net earnings	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	1,907	3,162	3,273	3,225

Basic earnings per common share	0.31	0.37	0.36	0.34	0.23	0.43	0.23	0.36	0.27	0.44	0.46	0.46

Diluted earnings per common share	0.31	0.36	0.36	0.34	0.23	0.43	0.23	0.36	0.27	0.44	0.46	0.45